ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted average number of units (Details) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And DenominatorIn Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	11,750,081	11,761,256
Series 47 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And DenominatorIn Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,472,209	3,475,884
Series 48 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And DenominatorIn Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,289,622	2,293,247
Series 49 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And DenominatorIn Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	5,988,250	5,992,125